Significant Accounting Policies and Recent Accounting Pronouncements (Tables)	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Significant Accounting Policies and Recent Accounting Pronouncements - Operating Lease, Time Charter - in Payments (Table)
Twelve month periods ending	Amount
June 30, 2023	$11,739
June 30, 2024	7,776
June 30, 2025	6,242
June 30, 2026	6,242
June 30, 2027	5,900
June 30, 2028 and thereafter	8,891
Total undiscounted lease payments	$46,790
Discount based on incremental borrowing rate	(4,338)
Present value of lease liability	42,452

Significant Accounting Policies and Recent Accounting Pronouncements - Operating Lease, Payments for Office Rental (Table)
Twelve month periods ending	Amount
June 30, 2023	$269
June 30, 2024	102
June 30, 2025	21
June 30, 2026	–
June 30, 2027	–
June 30, 2028 and thereafter	–
Total undiscounted lease payments	$392
Discount based on incremental borrowing rate	–
Present value of lease liability	392